Schedule of non-cash investing and financing transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Ordinary shares issued as consideration for the acquisition of subsidiaries	$ 180,430,575
Shares issued under the subscription agreement with shareholders and employees of VIS Networks Private Limited	44,571,073
Shares issued as share-based payments for services	14,823,375
Shares issued on conversion of SAFE notes	3,287,991
Shares issued as consideration for acquisitions	180,610,575
Unwinding of the discount on deferred consideration	445,940
Right-of-use assets recognised on commencement of new leases		83,343
Interest accrued and capitalised into the carrying amount of borrowings	768,874
VIS shareholders [member]
IfrsStatementLineItems [Line Items]
Shares issued as consideration for acquisitions	$ 10,255,102